Financial assets - impairments (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets - impairments
Movement in provision for impairment losses on loan and advances

	Individually	Collectively
	assessed	assessed	Latent	2017	2016
	£m	£m	£m	£m	£m
At 1 January	1,395	2,660	400	4,455	7,119
Currency translation and other adjustments	(39)	9	4	(26)	500
Disposals	(5)	—	—	(5)	(2)
Amounts written-off	(453)	(757)	—	(1,210)	(3,695)
Recoveries of amounts previously written-off	29	127	—	156	109
Losses/(releases) to income statement	229	315	(14)	530	537
Unwind of discount (recognised in interest income)	(24)	(62)	—	(86)	(113)
At 31 December (1)	1,132	2,292	390	3,814	4,455

Notes:

(1)	Includes nil relating to loans and advances to banks (2016 - nil).
(2)	The table above excludes impairments relating to securities.

The summary of impairment charged to income statement

	2017	2016	2015
Impairment losses/(releases) charged to the income statement	£m	£m	£m
Loans and advances to customers	530	537	(849)
Loans and advances to banks	—	—	(4)
	530	537	(853)
Securities	(37)	(59)	126
	493	478	(727)

The summary of impaired financial assets

	2017			2016
			Carrying			Carrying
	Cost	Provision	value	Cost	Provision	value
	£m	£m	£m	£m	£m	£m
Loans and receivables
Loans and advances to customers (1)	7,423	3,424	3,999	8,865	4,055	4,810

Note:

(1)	Impairment provisions individually assessed on balances of £3,418 million (2016 - £4,186 million).

	Carrying value
	2017	2016
	£m	£m
Available-for-sale securities
Debt securities	2	33
Equity shares	20	23

Loans and receivables
Debt securities	1	2
	23	58